Trade and other receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Trade And Other Receivables [Line Items]
Current tax receivable	$ 23	$ 14
Other accounts receivable	200	123
Total trade and other receivables	3,038	3,006
Gross carrying amount
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	2,981	3,026
Allowance for revenue adjustments
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	(104)	(106)
Allowance for doubtful accounts
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	$ (62)	$ (51)